Fair Value Measurements	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 9 — Fair Value Measurements

The Company follows authoritative guidance related to fair value measurement and disclosure, which establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy categorizes assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement using market participant assumptions at the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1: Quoted prices in active markets for identical assets.

•	Level 2: Significant other observable inputs – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3: Significant inputs to the valuation model that are unobservable inputs.

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and the consideration of factors specific to the asset or liability. The Company’s policy is to recognize transfers in or out of a fair value hierarchy as of the end of the reporting period for which the event or change in circumstances caused the transfer. The Company has consistently applied the valuation techniques discussed above for all periods presented. During the three months ended September 30, 2016, and 2015, there were no transfers in or out of Level 1, Level 2, or Level 3, except for the sale and acquisition of securities-available-for-sale, which securities are measured using Level 1 inputs consistently as discussed further below.

Assets and liabilities measured on a recurring basis

The Company’s financial instruments exposed to concentrations of credit risk primarily consist of cash and cash equivalents and accounts receivable. The carrying values for cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, and current portion of notes payable reflect these items’ cost, which approximates fair value based on the timing of the anticipated cash flows and current market conditions.

Items required to be measured at fair value on a recurring basis by the Company include securities available-for-sale and contingent consideration payable (as discussed further below). Within the valuation hierarchy, the Company measures the fair value of securities available-for-sale using Level 1 inputs, and the fair value of contingent consideration payable using Level 3 inputs. As of September 30, 2016, and June 30, 2016, the fair value of securities available-for-sale was $1.9 million and $601 thousand, respectively. As of both September 30, 2016, and June 30, 2016, the fair value of contingent consideration payable was $0. The following table presents items required to be measured at fair value on a recurring basis as of the periods presented:

	September 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Securities available-for-sale	$1,898	$—	$—	$1,898

Liabilities:
Contingent consideration payable (1)	$—	$—	$—	$—

	June 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Securities available-for-sale	$601	$—	$—	$601

Liabilities:
Contingent consideration payable (1)	$—	$—	$—	$—

(1)	See Note 17 — Commitments and Contingencies below for additional information about this item.

The contingent consideration payable as discussed in Note 17 — Commitments and Contingencies- Contingent production payments is a potential standalone liability that is measured at fair value on a recurring basis for which there is no available quoted market price, principal market, or market participants. The inputs for this instrument are unobservable and therefore classified as Level 3 inputs. The calculation of this liability is a significant management estimate and uses drilling and production projections based in part on the Company’s reserve report for NP to estimate future production bonus payments and a discount rate that is reflective of the Company’s credit adjusted borrowing rate. The Company has retained future contingent production payments related to its September 2011 acquisition of NP following the closing of the Exchange with One Stone and has entered into an agreement with the beneficiaries to dispose of them upon closing of the Merger.

Inputs are reviewed by management on an annual basis or more frequently as deemed appropriate, and the potential liability is estimated by converting estimated future production bonus payments to a single net present value using a discounted cash flow model. Payments of future production bonuses are sensitive to the Poplar field’s 60 days rolling gross production average. The contingent consideration payable would increase with significant production increases and/or a reduction in the discount rate.

The Company has previously recorded a liability and resulting accretion expense for the estimated fair value of the contingent consideration payable. Based upon the latest reserves estimates available to the Company, the contingent consideration payable is unlikely to be paid, and therefore, it is not recorded in the accompanying condensed consolidated financial statements.

Adjustments to the fair value of the contingent consideration payable are recorded in the unaudited condensed consolidated statements of operations under other (expense) income.

Assets and liabilities measured on a nonrecurring basis

Effective March 31, 2016, in connection with the Exchange Agreement and related classification of the assets and liabilities of the CO2 Business to held for sale, the Company reviewed the recoverability of the carrying values of its assets and liabilities to be transferred to One Stone in the Exchange, and as a result of this review recorded an impairment of $11.3 million to adjust the carrying values of the exchanged assets and liabilities to their estimated fair values at March 31, 2016. The inputs used to determine such fair values were based in part on a fairness opinion provided by a third party in connection with the Exchange and in part on internally developed cash flow models and are classified within Level 3 in the hierarchy. The impairment recorded consisted of an amount identifiable to proved oil and gas properties of $7.8 million, an amount identifiable to accounts receivable of $100 thousand, and the remainder to wells in progress of $3.4 million. As of August 1, 2016, prior to disposition of these assets and liabilities in connection with closing the transactions contemplated by the Exchange Agreement, their adjusted carrying values representing their carrying values less costs to sell continued to approximately equal their fair values less costs to sell as determined at March 31, 2016.

The Company, in connection with the reclassification of the Weald Basin exploration licenses as held for sale, also reviewed the recoverability of those assets at June 30, 2016, and determined that since the purchase price per the Weald ATA and IoW ATA was greater than the carrying values of the assets, the assets and liabilities were properly recorded at the lower of their fair values, less the cost to sell at June 30, 2016. As of August 11, 2016, prior to disposition of these assets in connection with closing of the transactions contemplated by the Weald Agreements, their adjusted carrying values representing their carrying values less costs to sell continued to approximately equal their fair values less costs to sell as determined at June 30, 2016.

The Company also utilizes fair value to perform an impairment test on its oil and gas properties and goodwill annually, or whenever events and circumstances indicate that a decline in the recoverability of their carrying values may have occurred. Fair value is estimated using expected discounted future cash flows from oil and gas properties. The inputs used to determine such fair value are primarily based upon internally developed cash flow models and are also classified within Level 3. For the three months ended September 30, 2016, the Company determined that no impairment to its remaining oil and gas properties and goodwill was necessary.

Note 9 — Fair Value Measurements

The Company follows authoritative guidance related to fair value measurement and disclosure, which establishes a three level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy categorizes assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement using market participant assumptions at the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1: Quoted prices in active markets for identical assets.

•	Level 2: Significant other observable inputs — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3: Significant inputs to the valuation model are unobservable inputs.

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and the consideration of factors specific to the asset or liability. The Company’s policy is to recognize transfers in or out of a fair value hierarchy as of the end of the reporting period for which the event or change in circumstances caused the transfer. The Company has consistently applied the valuation techniques discussed above for all periods presented. During the years ended June 30, 2016, and 2015, there have been no transfers in or out of Level 1, Level 2, or Level 3.

Assets and liabilities measured on a recurring basis

The Company’s financial instruments exposed to concentrations of credit risk primarily consist of cash and cash equivalents and accounts receivable. The carrying values for cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and current portion of notes payable reflect theses items’ cost, which approximates fair value based on the timing of the anticipated cash flows and current market conditions.

Items required to be measured at fair value on a recurring basis by the Company include securities available-for-sale and contingent consideration payable (as discussed further below). Within the valuation hierarchy, the Company measures the fair value of securities available-for-sale using Level 1 inputs, and the fair value of contingent consideration payable using Level 3 inputs. As of June 30, 2016, and June 30, 2015, the fair value of securities available-for-sale was $601 thousand and $4.2 million, respectively. As of both June 30, 2016, and June 30, 2015, the fair value of contingent consideration payable was $0.

The following table presents items required to be measured at fair value on a recurring basis by the level in which they are classified within the valuation hierarchy as of the periods presented:

	June 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Securities available-for-sale	$601	$—	$—	$601

Liabilities:
Contingent consideration payable	$—	$—	$—	$—

	June 30, 2015
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Securities available-for-sale	$4,230	$—	$—	$4,230

Liabilities:
Contingent consideration payable	$—	$—	$—	$—

The contingent consideration payable as discussed in Note 16—Commitments and Contingencies - Contingent production payments is a potential standalone liability that is measured at fair value on a recurring basis for which there is no available quoted market price, principal market, or market participants. The inputs for this instrument are unobservable and therefore classified as Level 3 inputs. The calculation of this liability is a significant management estimate and uses drilling and production projections based in part on the Company’s reserve report for NP to estimate future production bonus payments and a discount rate that is reflective of the Company’s credit-adjusted borrowing rate. The Company has retained potential future contingent production payments related to its September 2011 acquisition of NP following the closing of the Exchange with One Stone.

Inputs are reviewed by management on an annual basis or more frequently as deemed appropriate, and the potential liability is estimated by converting estimated future production bonus payments to a single net present value using a discounted cash flow model. Payments of future production bonuses are sensitive to the Poplar field’s 60 days rolling gross production average. The contingent consideration payable would increase with significant production increases and/or a reduction in the discount rate.

The Company has previously recorded a liability and resulting accretion expense for the estimated fair value of the contingent consideration payable. Based upon the latest reserves estimates available to the Company, the contingent consideration payable is unlikely to be paid, and therefore, it is not recorded in the accompanying consolidated financial statements at June 30, 2016. Revisions to the fair value estimate of the contingent consideration payable are recorded in the consolidated statements of operations under other income (expense). The Company undertook a review of its planned drilling program at Poplar with respect to its proved undeveloped reserves as of June 30, 2015, and determined, in light of the then current oil price environment and liquidity situation, to defer this drilling program for an indefinite period. Without this drilling program and the production volumes anticipated therefrom, conditions for the payment of the contingent consideration are unlikely to be met in the foreseeable future. As such, the Company reversed the contingent consideration payable in its entirety as of June 30, 2015 in the accompanying consolidated financial statements.

The following table presents information about significant unobservable inputs to the contingent consideration payable measured at fair value on a recurring basis for the fiscal years ended:

June 30,
Description	Valuation technique	Significant unobservable inputs	2016	2015
Contingent consideration payable	Discounted cash flow model	Discount rate	N/A	N/A
		First production payout	N/A	N/A
		Second production payout	N/A	N/A

The following table presents a roll forward of the contingent consideration payable for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Fiscal year beginning balance	$—	$1,852
Accretion expense	—	36
Revision to estimate	—	(1,888)

Fiscal year closing balance	$—	$—

Assets and liabilities measured on a nonrecurring basis

Effective March 31, 2016, in connection with the Exchange Agreement and related classification of the assets and liabilities of the CO2 Business to held for sale, the Company reviewed the recoverability of the carrying values of its assets and liabilities to be transferred to One Stone in the Exchange, and as a result of this review recorded an impairment of $11.3 million to adjust the carrying values of the exchanged assets and liabilities to their estimated fair values at March 31, 2016. The inputs used to determine such fair values were based in part on a fairness opinion provided by a third party in connection with the Exchange and in part on internally developed cash flow models and are classified within Level 3 in the hierarchy. The impairment recorded consisted of an amount identifiable to proved oil and gas properties of $7.8 million, an amount identifiable to accounts receivable of $100 thousand, and the remainder to wells in progress of $3.4 million. As of June 30, 2016, the properties continue to be included in assets held for sale at their adjusted carrying values representing their fair values less costs to sell, which as of June 30, 2016, approximately equaled the fair values less costs to sell as determined at March 31, 2016.

The Company, in connection with the reclassification of the Weald Basin exploration licenses as held for sale, also reviewed the recoverability of those assets at June 30, 2016, and determined that since the purchase price per the Weald ATA and IoW ATA was greater than the carrying values of the assets, the assets and liabilities were properly recorded at the lower of their fair values, less the cost to sell at June 30, 2016.

The Company also utilizes fair value to perform an impairment test on its oil and gas properties and goodwill annually, or whenever events and circumstances indicate that a decline in the recoverability of their carrying values may have occurred. Fair value is estimated using expected discounted future cash flows from oil and gas properties. The inputs used to determine such fair value are primarily based upon internally developed cash flow models and are also classified within Level 3. At June 30, 2016, since the oil and gas properties were adjusted to their fair values and classified as held for sale at March 31, 2016, the date they were reclassified to held for sale, the Company did not perform an additional impairment analysis. The properties continue to be included in assets held for sale at their adjusted carrying values representing their fair values less costs to sell, which as of June 30, 2016, approximately equaled the fair values less costs to sell as determined at March 31, 2016.

For the fiscal year ended June 30, 2015, the Company reviewed its proved oil and gas properties and its recorded goodwill for a possible impairment as a result of the recent decline in oil prices and the quantity of reserves due to revisions related to the exclusion of the PUD reserve estimates, and concluded that an impairment allowance of $17.4 million was required to adjust the carrying value of its proved oil and gas properties to fair value and an impairment allowance of $674 thousand was required to adjust the carrying value of its goodwill at Nautilus Poplar to fair value. The qualitative factors used in our assessment include macroeconomic conditions, industry and market conditions, cost factors, and overall financial performance. The quantitative analysis performed included a review of the June 30, 2015 reserve estimates using forward commodity prices and an estimate of the differential less the liabilities for NP, and comparing the result of the analysis to the recorded carrying value of the net assets. The analysis indicated that the carrying value of the net assets exceeded the calculated value of the reserves net of liabilities, and therefore, an impairment had occurred. For the years ended June 30, 2016 and 2015, the impairment of proved oil and gas properties and of goodwill are recorded in discontinued operations, as they relate to the assets of NP held for sale. See Note 4 — Discontinued Operations.